ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 3) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Additional Information To Statements Of Comprehensive Income
Cost of revenues from sale	$ 4,399	$ 2,135
Cost of revenues from lease	1,034	2,040
Cost of revenues from sale related service	383	476
Cost of revenues from other service	243	100
	$ 6,059	$ 4,751